Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Trademark	16,200	16,200
Backlog	5,815	5,815
Customer relationship	11,400	11,400
Reacquired right	200	200

Total cost	33,615	33,615

Less: Accumulated amortization	14,278	18,940

Intangible assets, net	19,337	14,675